Loans and borrowings (Tables)	6 Months Ended
Jun. 30, 2023
Loans and borrowings
Summary of carrying amounts of the Group's loans and borrowings

	30 June	31 December	1 January
US$ thousand	2023	2022	2022
Current
Senior syndicated facility agreement	29,590	—	—
Copper purchase agreement	493	—	—
Silver purchase agreement	12,462	—	—
Promissory note – related party	—	786	—
	42,545	786	—

Non-current
Mezzanine debt facility	75,663	—	—
Senior syndicated facility agreement	165,531	—	—
Copper purchase agreement	79,366	—	—
Silver purchase agreement	62,802	—	—
	383,362	—	—
	425,907	786	—

Summary of variation in the copper price used to determine the margin rate as well as the composition of interest payments

LME Copper Price	Margin	Payment
<$3.40/LB	12.00%	100% capitalised / 0% cash
>$3.40/lb to $3.85/lb	10.00%	60% capitalised / 40% cash
>$3.85/lb	8.00%	0% capitalised / 100% cash

Summary of Copper Stream Percentage under the Copper Purchase Agreement

Time Period	Copper Stream Percentage
Closing to 1st Anniversary of the Closing Date	0%
1st Anniversary of the Closing Date to 5th Anniversary	3% (the “First Stream Percentage”)
5th Anniversary until 33,000 metric tonnes of refined copper delivered to Osisko (the “Threshold Quantity”)	4.875% (the “Second-Threshold Stream Percentage”)
Thereafter from the date that the Threshold Quantity has been met	2.25% (the “Tail Stream Percentage”)

Summary of Buy-Down Options under the Copper Purchase Agreement

	Buy-Down Option 1	Buy-Down Option 2
Buy-Down Amount	$40 million	$20 million
Second-Threshold Stream Percentage	3.25%	4.0625%
Tail Stream Percentage	1.50%	1.875%
Threshold Quantity	23,900 tonnes	28,450 tonnes